--------------------------------------------------------------------------------


                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                  June 30, 2002

















                                        ADMINISTRATOR:
                                        --------------

                                        A
                                        BCS FINANCIAL SERVICES CORPORATION
                                        676 N. St. Clair, Chicago, IL 60611
                                        (312) 951-9841

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER

--------------------------------------------------------------------------------

                                                 August 15, 2002

Fellow Investors:

On behalf of the Board of Trustees, BCS Financial Corporation is pleased to present the 2002 Semi-Annual Report for Plan Investment Fund, Inc. As economic strength emerged early this year, the equity markets briefly stabilized and the bond market priced in a one to two percent interest rate increase by year-end 2002. However, stock prices quickly unraveled as accounting irregularities, massive corporate bankruptcies, and a weakened dollar sapped investors' appetite for risk. A heightened demand for safety of principal sent equity indices to their lowest levels in five years and ignited a powerful bond market rally that pushed two-year Treasury yields down 90 basis points during the second quarter. Many economists are now dismissing a rate hike altogether and speculating that the FOMC may cut interest rates to help stabilize the markets and thwart a "double-dip" recession.

During times of investor uncertainty, money market mutual funds typically benefit from conservative tactical allocation strategies, and Plan Investment Fund has been no exception to this rule. The Fund's year-to-date average balance is above $800 million for the first time since 1996. Currently investors are favoring the Money Market Portfolio. However, as we have seen in the past, when interest rates begin rising the Government/REPO portfolio with it's one day maturity horizon will provide investors with a competitive alternative.

With bankruptcies and credit downgrades in the corporate sector continuing to dominate the headlines, we want to remind investors about the strong credit quality of the two Portfolios. In addition to a large concentration in AAA rated Agency securities, the Portfolios also limit their corporate investments to only the highest rated issuers, as recognized by the national rating organizations.

The goal of Plan Investment Fund is to provide a valuable cash management tool for the Blue Cross Blue Shield System through the consistent combination of competitive returns and high credit standards. We welcome suggestions to further accommodate your investment needs.


                                     Sincerely


                                     Edward J. Baran
                                     President and Chief Executive Officer

--------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended                           Three        Six       One       From
June 30, 2002                           Months     Months      Year   Inception*
-------------                           ------     ------      ----   ----------

GOVERNMENT/REPO PORTFOLIO                1.72%      1.69%      2.25%     5.09%
iMoneyNet Money Market Avg               1.51%      1.54%      2.14%     4.84%
Repurchase Agreements                    1.74%      1.74%      2.25%     5.08%

MONEY MARKET PORTFOLIO                   1.79%      1.82%      2.48%     5.64%
iMoneyNet Money Market Avg               1.51%      1.54%      2.14%     5.42%
Repurchase Agreements                    1.74%      1.74%      2.25%     5.57%


* Inception dates:
6/01/95 - Government/REPO Portfolio
3/11/87 - Money Market Portfolio

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                            Closing      Closing
                                      Average    Closing    Average      Average
Portfolio/Month                        Yield      Price     Maturity     Quality
---------------                        -----      -----     --------     -------


GOVERNMENT/REPO PORTFOLIO
   April                                1.70%     $ 1.00     1 Day         A1+
   May                                  1.67%     $ 1.00     3 Days        A1+
   June                                 1.69%     $ 1.00     1 Day         A1+

MONEY MARKET PORTFOLIO
   April                                1.80%     $ 1.00     61 Days       A1+
   May                                  1.74%     $ 1.00     63 Days       A1+
   June                                 1.74%     $ 1.00     61 Days       A1+

                            GOVERNMENT/REPO PORTFOLIO


                             STATEMENT OF NET ASSETS
                                   (Unaudited)
                                  June 30, 2002


                                                                         PERCENTAGE
                                                                             OF                  PAR
                                                                         NET ASSETS             (000)              VALUE
                                                                      -----------------      ------------     -----------------
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                              84.2%
-------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association
   Discount Notes
   1.87% (07/01/02)                                                                             $ 40,000          $ 40,000,000
                                                                                                                  -------------
   (Cost $40,000,000)

-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                      15.8%
-------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.
1.88% (07/01/02)
To be repurchased at $7,501,175
(Collateralized by $6,387,000
U.S. Treasury Notes, 3.375%;
due 01/15/07;
Market Value is $7,650,192.)                                                                       7,500             7,500,000
(Cost $7,500,000)

TOTAL INVESTMENTS IN SECURITIES                                            100.0%                                   47,500,000
                                                                                                                  -------------
(Cost $47,500,000*)

LIABILITIES IN EXCESS OF OTHER ASSETS                                      (0.0%)                                       (5,014)
                                                                         ----------                               -------------

NET ASSETS
(Applicable to 47,494,986 PCs outstanding)                                 100.0%                                 $ 47,494,986
                                                                         ==========                               =============

NET ASSET VALUE
Offering and redemption price per PC
($47,494,986/47,494,986 PCs)                                                                                            $ 1.00
                                                                                                                  =============


* Aggregate cost for Federal tax purposes.


                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                             STATEMENT OF NET ASSETS
                                   (Unaudited)
                                  June 30, 2002

                                                                  PERCENTAGE
                                                                      OF                 PAR
                                                                  NET ASSETS            (000)                VALUE
                                                               -----------------     -------------     ------------------
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                       39.6%
-------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Bank                                               5.0%
Discount Notes
6.875% (07/18/02)                                                                         $10,000      $      10,014,506
2.28% (02/28/03)                                                                           20,000             19,982,695
                                                                                                       ------------------
                                                                                                              29,997,201
                                                                                                       ------------------

Federal Home Loan Mortgage Corporation                              17.8%
Discount Notes
1.77% (08/08/02)                                                                           50,000             49,906,583
1.90% (09/18/02)                                                                           20,000             19,916,611
2.13% (12/18/02)                                                                           13,739             13,600,809
7.00% (02/15/03)                                                                            7,000              7,199,256
7.375% (05/15/03)                                                                          15,000             15,616,824
                                                                                                       ------------------
                                                                                                             106,240,083
                                                                                                       ------------------

Federal National Mortgage Association                               16.8%
Discount Notes
1.87% (07/01/02)                                                                           10,000             10,000,000
1.82% (07/10/02)                                                                           25,000             24,988,625
1.77% (08/07/02)                                                                           50,000             49,909,042
1.795% (08/14/02)                                                                          15,000             14,967,092
                                                                                                       ------------------
                                                                                                              99,864,759
                                                                                                       ------------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                                          236,102,043
(Cost $236,102,043)                                                                                    ------------------

                             MONEY MARKET PORTFOLIO

                                                                     PERCENTAGE
                                                                         OF                  PAR
                                                                     NET ASSETS             (000)               VALUE
                                                                  -----------------     -------------     ------------------
----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                                 2.5%
----------------------------------------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT
National City Bank  (Cleveland)
3.6025% (09/06/02)                                                                          $ 15,000           $ 15,000,000
                                                                                                          ------------------
(Cost $15,000,000)


----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                                       30.3%
----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES
15.3% Barton Capital Corp.
1.80% (09/05/02)                                                                              25,000             24,917,500
CXC LLC
1.81% (09/09/02)                                                                              25,000             24,912,014
Receivables Capital Corp.
1.85% (07/15/02)                                                                              20,000             19,985,611
Scaldis Capital LLC
1.82% (09/16/02)                                                                              15,097             15,038,231
1.79% (09/23/02)                                                                               6,495              6,467,873
                                                                                                          ------------------
                                                                                                                 91,321,229
                                                                                                          ------------------

FIRE, MARINE, & CASUALTY INSURANCE                                      4.2%
AIG Funding, Inc.
1.74% (10/24/02)                                                                              25,000             24,861,042
                                                                                                          ------------------

SECURITY BROKERS & DEALERS                                              3.3%
Bear Stearns Co., Inc.
1.86% (07/15/02)                                                                              10,000              9,992,767
Goldman Sachs Group, Inc.
1.91% (08/12/02)                                                                              10,000              9,977,717
                                                                                                          ------------------
                                                                                                                 19,970,484
                                                                                                          ------------------

                             MONEY MARKET PORTFOLIO

                                                                        PERCENTAGE
                                                                            OF                  PAR
                                                                        NET ASSETS             (000)               VALUE
                                                                       ---------------     -------------     ------------------
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (continued)
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                                    3.3%
General Electric Capital Services
2.20% (10/03/02)                                                                                $20,000      $      19,885,111
                                                                                                             ------------------

SUGAR & CONFECTIONARY PRODUCTS                                             4.2%
Nestle Capital Corp.
1.86%  (08/23/02)                                                                                25,000             24,931,542
                                                                                                             ------------------


TOTAL COMMERCIAL PAPER                                                                                             180,969,408
                                                                                                             ------------------
(Cost $180,969,408)

-------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                                 13.4%
-------------------------------------------------------------------------------------------------------------------------------

BANKS                                                                      5.9%
First Union National Bank
2.00% (08/30/02)                                                                                 10,000             10,003,221
National City Bank (Cleveland)
1.9237% (07/08/02)                                                                               25,000             25,007,320
                                                                                                             ------------------
                                                                                                                    35,010,541
                                                                                                             ------------------

LIFE INSURANCE                                                             3.4%
John Hancock Global Funding II
2.1225% (07/08/02)                                                                               20,000             20,015,353
                                                                                                             ------------------

SECURITY BROKERS & DEALERS                                                 4.2%
Merrill Lynch & Co., Inc.
2.09% (07/24/02)                                                                                 25,000             25,003,400
                                                                                                             ------------------


TOTAL VARIABLE RATE OBLIGATIONS                                                                                     80,029,294
(Cost $80,029,294)                                                                                           ------------------

                             MONEY MARKET PORTFOLIO

                                                               PERCENTAGE
                                                                   OF                  PAR

                                                               NET ASSETS             (000)               VALUE
                                                            ---------------       -------------     ------------------
----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                            14.1%
----------------------------------------------------------------------------------------------------------------------

Goldman Sachs & Co.
1.87% (07/01/02) To be repurchased at $41,006,389
(Collateralized by $77,228,124
Federal Home Loan Mortgage Corporation
Bonds, 5.5% to 8.0%;
due 01/01/09 to 05/01/32;
Market Value is $42,230,000.)                                                         $ 41,000           $ 41,000,000

Morgan Stanley Dean Witter & Co.
1.88% (07/01/02)
To be repurchased at $43,406,799
(Collateralized by $36,959,000
U.S. Treasury Notes, 3.375%; due 01/15/07;
Market Value is $44,268,582.)                                                           43,400             43,400,000
                                                                                                        --------------

TOTAL REPURCHASE AGREEMENTS                                                                                84,400,000
                                                                                                        --------------
(Cost $84,400,000)

TOTAL INVESTMENTS IN SECURITIES                                        99.9%                            $ 596,500,745
                                                                                                        --------------
(Cost $596,500,745*)

ASSETS IN EXCESS OF OTHER LIABILITIES                                   0.1%                                  340,429
                                                            -----------------                           --------------

NET ASSETS
(Applicable to 596,837,472 PCs outstanding)                           100.0%                            $ 596,841,174
                                                            =================                           ==============

NET ASSET VALUE,
Offering and redemption price per PC
($596,841,174 / $596,837,472 PCs)                                                                               $1.00
                                                                                                        ==============


* Aggregate cost for Federal tax purposes.

                       See accompanying notes to financial
statements.

                            STATEMENTS OF OPERATIONS
                                   (Unaudited)

                         SIX-MONTHS ENDED JUNE 30, 2002


                                               GOVERNMENT/REPO      MONEY MARKET
                                                  PORTFOLIO          PORTFOLIO
                                               ---------------      ------------

INTEREST INCOME                                  $   574,602        $ 7,549,247
                                                 -----------        -----------
EXPENSES
Investment advisory fee                               64,541            581,520
Administration fee                                    16,135            187,029
Custodian                                              9,699             35,192
Legal                                                  2,911             22,047
Audit                                                  2,169             16,663
Professional services                                  1,299              9,551
Insurance                                              3,479             16,163
Transfer agent                                         2,565             14,414
Trustee expenses                                         852              6,573
Printing                                                 870              6,610
Service agent                                           --                 --
Miscellaneous                                            146              1,100
                                                 -----------        -----------
Total expenses                                       104,666            896,862
Less fees waived                                     (72,395)           (95,882)
                                                 -----------        -----------
                     Net Expenses                     32,271            800,980
                                                 -----------        -----------

NET INVESTMENT INCOME                                542,331          6,748,267

NET REALIZED GAIN ON SECURITIES SOLD                    --                3,702
                                                 -----------        -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                $   542,331        $ 6,751,969
                                                 ===========        ===========

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS


                                               SIX MONTHS ENDED      YEAR ENDED
                                                 JUNE 30, 2002    DECEMBER 31, 2001
                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                           $       542,331    $     5,904,376
Net realized gain (loss) on securities sold                --                 --
                                                ---------------    ---------------
Net increase in net assets
resulting from operations                               542,331          5,904,376
                                                ---------------    ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

From net investment income $.0083
and $.038 per PC                                       (542,331)        (5,904,376)
                                                ---------------    ---------------

CAPITAL TRANSACTIONS:

Proceeds from sale of 549,231,000
and 2,133,408,348 PCs                               549,231,000      2,133,408,348

Value of 8,379 and 2,941,603 PCs
issued in reinvestment of dividends                       8,379          2,941,603

Cost of 560,981,000 and 2,300,623,350
PCs repurchased                                    (560,981,000)    (2,300,623,350)
                                                ---------------    ---------------

Increase (decrease) in net assets derived
from capital transactions                           (11,741,621)      (164,273,399)
                                                ---------------    ---------------

Total increase (decrease) in net assets             (11,741,621)      (164,273,399)
                                                ---------------    ---------------
NET ASSETS:

Beginning of period                                  59,236,607        223,510,006
                                                ---------------    ---------------

End of period                                   $    47,494,986    $    59,236,607
                                                ===============    ===============


                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                SIX MONTHS ENDED       YEAR ENDED
                                                  JUNE 30, 2002     DECEMBER 31, 2001
                                                ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                           $     6,748,267      $    24,546,960
Net realized gain (loss) on securities sold               3,702              108,036
                                                ---------------      ---------------
Net increase in net assets
resulting from operations                             6,751,969           24,654,996
                                                ---------------      ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

From net investment income $.009
and $.040 per PC                                     (6,748,267)         (24,546,960)

Net capital gains                                          --                (95,307)
                                                ---------------      ---------------

   Total distributions                               (6,748,267)         (24,642,267)
                                                ---------------      ---------------

CAPITAL TRANSACTIONS:

Proceeds from sale of 4,116,668,856
and 7,876,329,742 PCs                             4,116,668,856        7,876,329,742

Value of  5,500,767 and 16,608,159  PCs
issued in reinvestment of dividends                   5,500,767           16,608,159

Cost of  4,237,895,687 and 7,495,810,955
PCs repurchased                                  (4,237,895,687)      (7,495,810,955)
                                                ---------------      ---------------

Increase (decrease) in net assets derived
from capital transactions                          (115,726,064)         397,126,946
                                                ---------------      ---------------

Total increase (decrease) in net assets            (115,722,362)         397,139,675

NET ASSETS:

Beginning of period                                 712,563,536          315,423,861
                                                ---------------      ---------------

End of period                                   $   596,841,174      $   712,563,536
                                                ===============      ===============



                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                         SIX MONTHS       YEAR          YEAR            YEAR           YEAR            YEAR
                                            ENDED        ENDED          ENDED           ENDED          ENDED          ENDED
                                          06/30/02      12/31/01       12/31/00       12/31/99        12/31/98       12/31/97
                                          ---------     ---------     ----------     -----------     ----------     ----------
Net Asset Value, Beginning of Period      $    1.00     $    1.00     $     1.00     $      1.00     $     1.00     $     1.00
                                          ---------     ---------     ----------     -----------     ----------     ----------

Income From Investment Operations:
Net Investment Income                         0.008         0.038          0.062           0.049          0.054          0.054
Net Realized Gain (Loss) on Investments           0             0              0               0              0              0
                                          ---------     ---------     ----------     -----------     ----------     ----------

Total From Investment Operations              0.008         0.038          0.062           0.049          0.054          0.054
                                          ---------     ---------     ----------     -----------     ----------     ----------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                     (0.008)       (0.038)        (0.062)         (0.049)        (0.054)        (0.054)
Distributions to PC holders from
   Net Capital Gains                              0             0              0               0              0              0
                                          ---------     ---------     ----------     -----------     ----------     ----------
Total Distributions                          (0.008)       (0.038)        (0.062)         (0.049)        (0.054)        (0.054)
                                          ---------     ---------     ----------     -----------     ----------     ----------

Net Asset Value, End of Period            $    1.00     $    1.00     $     1.00     $      1.00     $     1.00     $     1.00
                                          =========     =========     ==========     ===========     ==========     ==========

Total Return                                   1.72%         3.90%          6.37%           5.05%          5.48%          5.57%

Ratios/Supplemental Data:
Net Assets, End of Period (000)           $  47,495     $  59,237     $  223,510     $   102,873     $  124,686     $  199,238
Ratio of Expenses to Average
   Net Assets(1)                               0.10%         0.10%          0.10%           0.10%          0.10%          0.10%
Ratio of Net Investment Income
   to Average Net Assets (2)                   1.68%         3.83%          6.19%           4.98%          5.36%          5.44%

---------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment expenses to average daily net assets would have been .32% for the six months ended June 30, 2002, and .31%, .28%, .30%, .28%, and .29% for the fiscal years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment income to average daily net assets would have been 1.46% for the six months ended June 30, 2002 and 3.62%, 6.01%, 4.78%, 5.18% and 5.25% for the fiscal periods ended December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                                         SIX MONTHS      YEAR          YEAR        YEAR         YEAR         YEAR
                                                            ENDED         ENDED       ENDED       ENDED        ENDED        ENDED
                                                          06/30/02      12/31/01     12/31/00    12/31/99     12/31/98     12/31/97
                                                          ---------     --------    ---------    ---------   ---------     --------
Net Asset Value, Beginning of Period                      $    1.00    $    1.00    $    1.00    $    1.00   $    1.00    $    1.00
                                                          ---------     --------    ---------    ---------   ---------     --------

Income From Investment Operations:
Net Investment Income                                         0.009        0.040        0.062        0.049       0.053        0.054
Net Realized Gain (Loss) on Investments                           0            0            0            0           0            0
                                                          ---------     --------    ---------    ---------   ---------     --------

Total From Investment Operations                              0.009        0.040        0.062        0.049       0.053        0.054
                                                          ---------     --------    ---------    ---------   ---------     --------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                                     (0.009)      (0.040)      (0.062)      (0.049)     (0.053)      (0.054)
Distributions to PC holders from
   Net Capital Gains                                              0            0            0            0           0            0
                                                          ---------     --------    ---------    ---------   ---------     --------

Total Distributions                                          (0.009)      (0.040)      (0.062)      (0.049)     (0.053)      (0.054)
                                                          ---------     --------    ---------    ---------   ---------     --------

Net Asset Value, End of Period                            $    1.00      $  1.00     $   1.00     $   1.00    $   1.00      $  1.00
                                                          =========     ========    =========    =========   =========     ========

Total Return                                                   1.79%        4.12%        6.32%        5.02%       5.42%        5.51%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                           $ 596,841     $715,564    $ 315,424    $ 426,020   $ 488,124     $414,625
Ratio of Expenses to Average
   Net Assets(1)                                               0.21%        0.23%        0.27%        0.27%       0.26%        0.25%
Ratio of Net Investment Income
   to Average Net Assets(2)                                    1.81%        4.04%        6.15%        4.90%       5.28%        5.38%


------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment expenses to average daily net assets would have been .24% for the six months ended June 30, 2002 and .27% for the fiscal year ended December 31, 2001.

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment income to average daily net assets would have been 1.78% for the six months ended June 30, 2002 and 4.00% for the fiscal period ended December 31, 2001.

                          NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers two classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized and the Money Market Portfolio - two billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

     Repurchase Agreements - Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on June 28, 2002.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of June 28, 2002, and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCS") serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services, each Portfolio pays BCS a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and BCS have agreed contractually to reduce their advisory fees otherwise payable to them in 2002 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, BIMC voluntarily waived $83,271 and $58,661 of advisory fees and BCS voluntarily waived $12,611 and $13,734 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, for the six months ended June 30, 2002.

D.   At June 30, 2002, net assets consisted of:

                                            Government/REPO    Money Market
                                                Portfolio       Portfolio
                                            --------------------------------
     Capital paid in                          $ 47,494,986     $596,837,472
     Accumulated realized gain/(loss)                 --              3,702
        on security transactions

      Net unrealized appreciation of                  --               --
         investments
                                              ------------     ------------
                                              $ 47,494,986     $596,841,174
                                              ============     ============

               ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                   (Unaudited)

The 2002 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on June 19, 2002. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Ernst & Young, LLP, as the independent certified public accountants for the fiscal year ending December 31, 2002. A total of 679,402,124.20 Participation Certificates, representing 95.1% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                              For          Against      Abstain
                                        --------------     -------      -------

 Election of Trustee Nominations        679,402,124.20        0            0

 Ratification of independent            679,402,124.20        0            0
   certified public accountants

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

                           676 North St. Clair Street
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES
                                    --------

      EDWARD J. BARAN                              ROBERT A. LEICHTLE
        Chairman of the Board                       Executive Vice President,
      President and                                Chief Financial Officer and
      and Chief Executive Officer                   Treasurer
        Plan Investment Fund, Inc.                 Blue Cross and Blue Shield
      BCS Financial Corporation                     of South Carolina

      EMIL D. DUDA                                 JAMES M. MEAD
        Executive Vice President and                 President and
      Chief Financial Officer                      Chief Executive Officer
        Excellus, Inc.                               Capital Blue Cross

      JOHN G. FOOS                                 JED H. PITCHER
        Chief Financial Officer                      Chief Operating Officer and
      Independence Blue Cross                      President
                                                     The Regence Group

      RONALD F. KING                               RALPH D. RAMBACH
        Chairman of the Board, Chief                 Vice President, Finance and
      Executive Officer                            Administration
        and President                                Chief Financial Officer and
      Blue Cross and Blue Shield of                Corporate Treasurer
      Oklahoma                                       Blue Cross and Blue Shield
                                                   Association

                             JOSEPH F. REICHARD, CCM
                        Vice President, Treasury Services
                             and Assistant Treasurer
                       Highmark Blue Cross and Blue Shield


                               INVESTMENT ADVISOR
                               ------------------

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                           --------------------------
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware